STOCKHOLDERS EQUITY (DEFICIT) - Summary of stock options (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Number of Options	Dec. 31, 2012 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Remaining Contractual Life (Years)
Options outstanding, beginning	2,000,000
Granted			5,000,000
Granted, Per Share				$ 0.50
Granted, Remaining life			10 years		10 years
Exercised
Forfeited
Cancelled			(3,000,000)
Cancelled, Per Share				$ 0.50
Cancelled, Remaining life					10 years
Options outstanding, ending	2,000,000
Ending balance, Per Share	$ 0.50
Ending balance, Remaining life					10 years
Options exercisable at end of year	83,333
Options exercisable at end of year, Per Share	$ 0.50
Options expected to vest	1,916,667
Weighted average fair value of options granted during the period				$ 0.48